Parent Only Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0015	$ 0.0015
Ordinary shares, shares authorized	22,024,624	22,024,624
Ordinary shares, shares issued	1,013,163	1,110,907
Ordinary shares, shares outstanding	1,013,163	1,110,907
Class B Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0015	$ 0.0015
Ordinary shares, shares authorized	642,043	642,043
Ordinary shares, shares outstanding	642,043	642,043